Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
E.I.I. REALTY SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

E.I.I. Realty Securities Fund — Summary Section

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to provide the diversification and total return potential of investments in real estate. The Fund also seeks to achieve a total return that includes a significant component of current income, which may provide portfolio stability during periods of market fluctuation.

Expense [Heading]	rr_ExpenseHeading

Fund Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the Fund, to the extent applicable, the estimated impact of any recoupment would be shown in the example for the One Year or the first year of the other period in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Strategy [Heading]	rr_StrategyHeading

Principal Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. 20% of the Fund’s total net assets may be invested in securities of foreign real estate companies. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The analyst team at EII analyzes companies on a qualitative and quantitative basis to determine whether they are appropriate for investment. Qualitative analysis includes management strength, business strategy, financial strength and competitive advantages within the marketplace. Quantitative analysis entails review of cash flow and dividend growth prospects, risk-adjusted total return expectations, real estate analysis using criteria such as capitalization rates and values on a square footage basis and balance sheet strength and relative cost of capital. Portfolio managers and analysts comprise an investment team that selects companies for investment.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities, real estate securities and fixed-income securities. You may lose money by investing in this Fund if any of the following occur:

•	domestic and foreign stock markets or real estate markets go down;

•	there are changes in the markets for REITs, which are subject to more abrupt or erratic price movements than equity securities markets;

•	one or more stocks in the Fund’s portfolio do not perform as well as expected;
•	there are changes in interest rates;

•	there are increases in operating costs generally of real estate properties or increases in competition, property taxes or capital expenditures regarding real estate properties;

•	there are increases in defaults relating to real estate properties, including defaults by borrowers or tenants; or

•	the real estate industry is affected by certain economic, political or regulatory occurrences.

In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Fund’s performance, the Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund’s price, yield and total return will fluctuate. You may lose money if the Fund’s investments do not perform well.

The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemptions may pose additional risks to the Fund in that the Fund may need to sell assets to meet redemptions at inopportune times. The Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Additionally, the Fund may engage in active and frequent trading of its portfolio securities. The Fund's annual portfolio turnover rate may be greater than 100%. A high portfolio turnover rate could result in high brokerage costs, lower performance, and an increase in taxable capital gains distributions to the stockholders.

Investor Profile

While the Fund is non-diversified under the federal securities laws, where performance of a particular investment or a small group of investments may affect the performance more than if the Fund were “diversified,” an investment in the Fund may serve as an effective portfolio diversifier for many investors by providing real estate exposure.

The Fund may be appropriate for investors who:

•	seek to grow capital over the long term;

•	are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

•	can withstand volatility in the value of their shares of the Fund; and

•	wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund’s investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified and the decline in value of an investment in a single issuer would cause the Fund’s overall value to decline to a greater degree. As such, with each investment potentially having a greater effect on the Fund’s performance, the Fund’s performance is more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Fund Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show how the Fund’s Institutional Class shares performed in the past and provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index that is a broad measure of market performance. The performance of the Fund’s Investor Class shares (to which this prospectus relates) will differ from the Institutional Class shares because the Investor Class shares have different (higher) ongoing fees. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance does not show how the Fund will perform in the future. Performance for the Fund’s Investor Class shares will be available once the class has been in operation for a full calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the table below show how the Fund’s Institutional Class shares performed in the past and provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index that is a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not show how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

E.I.I. Realty Securities Fund (Institutional Class) Returns for Each Full Calendar Year for the Last Ten Years

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Return (for the Periods Ended December 31, 2013)

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

After-tax returns for the Fund’s Investor Class shares will vary from Institutional Class shares’ returns. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s Investor Class shares will vary from Institutional Class shares’ returns. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s shares, when redeemed, may be worth more or less than original cost. The Fund’s performance takes into account all applicable fees and expenses.

E.I.I. REALTY SECURITIES FUND | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.47%	[1]
Five Years	rr_AverageAnnualReturnYear05	16.50%	[1]
Ten Years	rr_AverageAnnualReturnYear10	8.42%	[1]
E.I.I. REALTY SECURITIES FUND | INVESTOR CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	ck0001054556_AdministrationFees	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
(Fee Waiver) Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After (Fee Waiver) or Recoupment	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	454
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,790
One Year	rr_AverageAnnualReturnYear01	none	[4]
Five Years	rr_AverageAnnualReturnYear05	none	[4]
Ten Years	rr_AverageAnnualReturnYear10	none	[4]
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	34.51%	[5]
2005	rr_AnnualReturn2005	13.86%	[5]
2006	rr_AnnualReturn2006	33.99%	[5]
2007	rr_AnnualReturn2007	(14.88%)	[5]
2008	rr_AnnualReturn2008	(34.84%)	[5]
2009	rr_AnnualReturn2009	22.65%	[5]
2010	rr_AnnualReturn2010	27.46%	[5]
2011	rr_AnnualReturn2011	11.92%	[5]
2012	rr_AnnualReturn2012	17.23%	[5]
2013	rr_AnnualReturn2013	2.47%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s (Institutional Class shares) calendar year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.66%)
One Year	rr_AverageAnnualReturnYear01	2.47%	[4]
Five Years	rr_AverageAnnualReturnYear05	16.02%	[4]
Ten Years	rr_AverageAnnualReturnYear10	9.11%	[4]
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.55%)	[4]
Five Years	rr_AverageAnnualReturnYear05	14.49%	[4]
Ten Years	rr_AverageAnnualReturnYear10	5.74%	[4]
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.93%	[4]
Five Years	rr_AverageAnnualReturnYear05	12.54%	[4]
Ten Years	rr_AverageAnnualReturnYear10	7.38%	[4]

[1]	The FTSE NAREIT Equity REITs Index is a broad based index designed to measure the performance of U.S. Equity REITs. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up the particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index’s performance. An index is unmanaged and should not be considered an investment.
[2]	Other expenses have been estimated for the current fiscal year.
[3]	The Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Fund (excluding certain investment related and extraordinary expenses, and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 1.25% of the average daily net assets of the Investor Class shares of the Fund. This expense limitation may not be amended or withdrawn until one year from the date of this Prospectus and upon notice to shareholders. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment or recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Fund or as stated in the year in which the fee was waived, as applicable.
[4]	Institutional Class shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Investor Class shares. Investor Class shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Investor Class shares are expected to be lower than the returns for Institutional Class shares of the Fund as expenses of Investor Class shares are estimated to be higher. Return information for the Fund’s Investor Class shares will be shown in future prospectuses offering the Fund’s Investor Class shares after the Fund’s Investor Class shares have a full calendar year of return information to report.
[5]	The best calendar quarter return (for the Institutional Class shares) during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Fund’s (Institutional Class shares) calendar year-to-date total return is 15.08% as of September 30, 2014.